GUZOV OFSINK, LLC
                                ATTORNEYS-AT-LAW
                          600 MADISON AVENUE 14TH FLOOR
                            NEW YORK, NEW YORK 10022
                TELEPHONE: (212) 371-8008 TELEFAX: (212) 688-7273
                            HTTP://WWW.GOLAWINTL.COM



                                                                    June 7, 2007

Mr. Max A. Webb
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:      China Agri-Business, Inc.
                    Amendment No. 2 to Registration Statement on Form SB-2 File No.: 333-135729
                    Filed May 7, 2007

Dear Mr. Webb:

         Reference is made to your comment letter, dated May 16, 2007 to our client, China Agri-Business, Inc. (the "Company"), relating to the subject registration statement (the "Comment Letter"). Set forth below are the comments contained in the Comment Letter followed by our response thereto:

REGISTRATION STATEMENT

RISK FACTORS
OUR PRODUCTS MAY BE SUBJECT TO COUNTERFEITING AND/OR IMITATION, PAGE 12

     1. We note your response to prior comment 4. Please revise your risk factor to state that you have no patents for your products.

          RESPONSE

                           We have stated that we do not own patents relating to
                  products we market in the risk factor to comply with your comment.

RECENT DEVELOPMENTS, PAGE 30

     2. We note your response to prior comment 9 and reissue in part. Please revise to discuss in greater detail for investors what part Tianwei has in your business strategy given that Tianwei produces aerospace products and your primary business is the production of organic biochemical agricultural application products.

          RESPONSE

                           We have revised the discussion on the Tianwei
                  investment to address your comment. The investment in Tianwei was a one time investment Xinsheng made prior to the Company's decision to go public. The Company's primary business is the manufacture and sale of organic biochemical agricultural application products. The Company will use the profits from the investment in Tianwei, if any, for the development of its primary products.

SIGNATURE PAGE

     3. We note your revised signature pages, however, please also have your principal financial officer and principal accounting officer sign in these capacities.

          RESPONSE

               We have revised the signature page by having the Company's principal financial officer and principal accounting officer sign in these capacities.

EXHIBIT 5.1

     4. We note your revisions in response to prior comment 14, however, please revise to opine on whether the warrants are binding obligations under the law governing the warrant agreement.

          RESPONSE

               We have revised our opinion to comply with your comment.

OTHER

     5. The financial statements should be updated, as necessary to comply with Item 310 (g) of Regulation S-B at the effective date of the registration statement.

          RESPONSE

               We have included the interim financial statements and notes for the quarterly period ended March 31, 2007 and the related Management Discussion and Analysis in the amended registration statement.

                  We enclose herewith a blacklined copy of the registration statement for your convenience. In accordance with your request, on behalf of the Company we represent as follows:

         o the Company acknowledges that, should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         o the Company acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         o the Company acknowledges that it may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.



                                                    Very truly yours,

                                                    Guzov Ofsink, LLC

                                                    BY: /S/ DARREN OFSINK
                                                    ---------------------
                                                        Darren Ofsink, Esq.